                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07503

                           Morgan Stanley Japan Fund
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: May 31, 2008

Date of reporting period: November 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Japan Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended November 30, 2007

TOTAL RETURN FOR THE 6 MONTHS ENDED NOVEMBER 30, 2007


                                                 MSCI            LIPPER
                                                JAPAN             JAPAN
 CLASS A    CLASS B    CLASS C    CLASS D    INDEX(1)    FUNDS INDEX(2)
   1.23%      0.77%      0.78%      1.32%      -3.34%            -2.34%




The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The Japanese stock market declined sharply in late July due to growing concerns over credit risks triggered by the re-emergence of U.S. subprime mortgage problems. The Japanese yen moved from 123 to 107 per U.S. dollar during the six-month period, and the stronger yen also resulted in the sell-off of exporters, whose profit margins are squeezed by a stronger local currency. The TOPIX Index, one of Japan's broad market indexes, fell below 1,500 in mid-August for the first time since July 2006. Stock prices remained volatile partly due to the sudden resignation of Prime Minister Abe on September 12, which increased worries about the direction of Japanese politics. However, the market rebounded sharply in mid-September on the back of a higher than expected interest rate cut by the U.S. Federal Reserve Bank, together with a high approval rating for the new Fukuda Administration and robust Asian stock markets. Yet by early November the market turned downward again, triggered by various unsettling factors, including the declining outlook for the U.S. economy, rising crude oil prices, and the sharply appreciating yen.

For the reporting period overall, the best gains among MSCI Japan Index sectors were achieved in the software and services and consumer services sectors, while banks and diversified financials declined most for the period. The gains in software and services sector were driven largely by an increase in the share price at a video game console company, which makes up approximately half of the sector's market capitalization. The bank sector performed poorly on speculation that their earnings will be slow to improve due to deteriorating business conditions. The diversified financials sector experienced an earnings downgrade during the April-June quarter, due to a ruling by Japan's Supreme Court that allows consumers to request refunds of interest overpayments from credit card companies.

Foreign institutional investors were net buyers of Japanese stocks for the six-month period while there was net selling by individual investors.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley Japan Fund outperformed the MSCI Japan Index and the Lipper Japan Funds Index for the six months ended November 30, 2007, assuming no deduction of applicable sales charges.

The Fund's outperformance relative to the MSCI Japan Index was due to both sector allocation and stock selection. Specifically, the Fund benefited from the overweight allocation in the software and services sector and stock selection in the retailing sector. The chief contributor among stock picks for the six-month period was a video rental franchise retailer whose stock price rose on the back of solid earnings. Also, within the food, beverage and tobacco sector, a pet food and pet care products supplier produced a positive effect on relative performance, as investors responded positively to the company's plan to expand into North American markets. Other contributors included a holding in the technology hardware and equipment sector that manufactures professional-grade, large-scale printers, which performed well amid growing demand for their printers particularly in Europe. However, the Fund's minimum exposure to a game console company detracted from relative performance. The stock benefited from ongoing sales of its game console and portable game device.

We generally invest in companies that we believe have earning growth potential and are attractively priced. We will continue to invest in line with the Fund's philosophy of seeking companies that generate substantial free cash flow with valuable intangible assets, whose strong balance sheets may help support relatively attractive performance over the long term.


There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Tsumura & Co.                        4.0%
Hitachi Systems & Services, Ltd.     3.9
Sumitomo Mitsui Financial Group,
  Inc.                               3.8
Hoya Corp                            3.6
Hitachi Construction Machinery Co.,
  Ltd.                               3.5
ITO EN, Ltd.                         3.5
Canon Inc.                           3.4
Mizuho Financial Group, Inc.         3.4
Ricoh Co., Ltd.                      3.3
Roland DG Corp.                      3.3




TOP FIVE INDUSTRIES
Electronic Components              11.6%
Electronic Equipment/Instruments   11.3
Pharmaceuticals: Other              6.7
Computer Peripherals                4.8
Steel                               4.4



Data as of November 30, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON OR PREFERRED STOCKS (INCLUDING DEPOSITARY RECEIPTS) OF COMPANIES THAT ARE LOCATED IN JAPAN. A COMPANY WILL BE CONSIDERED LOCATED IN JAPAN IF (I) IT IS ORGANIZED UNDER THE LAWS OF JAPAN AND HAS ITS PRINCIPAL OFFICE IN JAPAN, (II) IT DERIVES 50 PERCENT OR MORE OF ITS REVENUES FROM BUSINESSES IN JAPAN OR (III) ITS EQUITY SECURITIES ARE TRADED PRINCIPALLY ON A JAPANESE STOCK EXCHANGE.

FOR MORE INFORMATION  ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A

DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES  AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.


HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY



AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED NOVEMBER 30, 2007



                               CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES(+)     CLASS D SHARES(++)
                              (since 07/28/97)     (since 04/26/96)      (since 07/28/97)      (since 07/28/97)
SYMBOL                                  JPNAX                JPNBX                 JPNCX                 JPNDX
1 YEAR                                   5.69%(3)             4.58%(3)              4.62%(3)              5.60%(3)
                                         0.14 (4)           (0.42) (4)              3.62 (4)                --

5 YEARS                                 13.78 (3)            12.82 (3)             12.83 (3)             13.93 (3)
                                        12.56 (4)            12.57 (4)             12.83 (4)                --

10 YEARS                                 3.99 (3)             3.29 (3)              3.10 (3)              4.17 (3)
                                         3.43 (4)             3.29 (4)              3.10 (4)                --

SINCE INCEPTION                          1.31 (3)           (0.15) (3)              0.46 (3)              1.48 (3)
                                         0.78 (4)           (0.15) (4)              0.46 (4)                --



Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Morgan Stanley Capital International (MSCI) Japan Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of Japan. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by Japan. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Japan Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Japan Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund is in the Lipper Japan Funds classification as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/07 - 11/30/07.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     BEGINNING          ENDING        EXPENSES PAID
                                                   ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                   -------------    -------------    --------------
                                                                                      06/01/2007 -
                                                      06/01/07         11/30/07         11/30/07
                                                   -------------    -------------    --------------
CLASS A
Actual (1.23% return)..........................      $1,000.00        $1,012.30          $ 9.01
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,016.05          $ 9.02
CLASS B
Actual (0.77% return)..........................      $1,000.00        $1,007.70          $12.75
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,012.30          $12.78
CLASS C
Actual (0.78% return)..........................      $1,000.00        $1,007.80          $12.75
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,012.30          $12.78
CLASS D
Actual (1.32% return)..........................      $1,000.00        $1,013.20          $ 7.75
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,017.30          $ 7.77



---------
* Expenses are equal to the Fund's annualized expense ratios of 1.79%, 2.54%, 2.54% and 1.54% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Morgan Stanley Japan Fund
PORTFOLIO OF INVESTMENT - NOVEMBER 30, 2007 (UNAUDITED)




NUMBER OF
  SHARES                                                VALUE
----------------------------------------------------------------
           Common Stocks (a) (97.8%)

           Advertising/Marketing Services (1.7%)
      384  Dentsu Inc. ............................  $   983,533
                                                     -----------

           Apparel/Footwear (2.6%)
  231,000  Descente, Ltd. (c)......................    1,210,845
   34,000  Levi Strauss Japan Kabushiki Kaisha.....      260,344
                                                     -----------
                                                       1,471,189
                                                     -----------

           Apparel/Footwear Retail (1.4%)
   57,400  Nishimatsuya Chain Co., Ltd. ...........      808,143
                                                     -----------
           Beverages: Non-Alcoholic (3.5%)
   83,700  ITO EN, Ltd. (c)........................    1,975,655
                                                     -----------
           Chemicals: Specialty (3.8%)
   17,100  Shin-Etsu Chemical Co., Ltd. ...........    1,018,333
  118,000  Taiyo Nippon Sanso Corp. (c)............    1,163,893
                                                     -----------
                                                       2,182,226
                                                     -----------
           Computer Peripherals (4.8%)
   36,600  Roland DG Corp. ........................    1,851,796
      372  Wacom Co., Ltd.(c)......................      873,331
                                                     -----------
                                                       2,725,127
                                                     -----------
           Containers/Packaging (1.0%)
   35,200  Pack Corp. (The)........................      573,555
                                                     -----------
           Electronic Components (11.6%)
      624  AXELL Corp. ............................    1,746,563
   42,500  Hamamatsu Photonics KK..................    1,494,225
   58,700  Hoya Corp. .............................    2,036,141
  121,700  Zuken Inc. .............................    1,322,569
                                                     -----------
                                                       6,599,498
                                                     -----------
           Electronic Equipment/Instruments (11.3%)
   37,200  Canon Inc. .............................    1,958,876
    6,400  Keyence Corp. ..........................    1,489,278
   69,700  Optex Co., Ltd. ........................    1,090,646
  100,000  Ricoh Co., Ltd. ........................    1,877,643
                                                     -----------
                                                       6,416,443
                                                     -----------
           Electronics/Appliance Stores (3.2%)
  274,400  Culture Convenience Club Co., Ltd. (c)..    1,795,330
                                                     -----------
           Electronics/Appliances (2.0%)
  291,000  D & M Holdings, Inc. ...................    1,128,833
                                                     -----------
           Financial Conglomerates (3.4%)
      364  Mizuho Financial Group, Inc. ...........    1,957,276
                                                     -----------
           Food: Specialty/Candy (2.9%)
   35,600  Unicharm Petcare Corp. (c)..............    1,672,386
                                                     -----------
           Industrial Machinery (2.2%)
   10,900  SMC Corporation (c).....................    1,265,987
                                                     -----------
           Information Technology Services (3.9%)
  100,900  Hitachi Systems & Services, Ltd. .......    2,200,910
                                                     -----------
           Internet Retail (1.1%)
   27,300  ASKUL Corp. ............................      647,545
                                                     -----------
           Major Banks (3.8%)
      248  Sumitomo Mitsui Financial Group, Inc. ..    2,167,288
                                                     -----------
           Miscellaneous Commercial Services (2.7%)
   18,600  ART Corp. ..............................      498,326
   31,500  Secom Techno Service Co., Ltd. .........    1,015,222
                                                     -----------
                                                       1,513,548
                                                     -----------
           Movies/Entertainment (0.9%)
   37,400  Yoshimoto Kogyo Co. Ltd. ...............      518,928
                                                     -----------
           Other Consumer Services (1.0%)
    1,358  Chintai Corp. ..........................      587,622
                                                     -----------
           Pharmaceuticals: Other (6.7%)
   51,400  Hisamitsu Pharmaceutical Co., Inc. .....    1,547,934
  108,100  Tsumura & Co. ..........................    2,281,328
                                                     -----------
                                                       3,829,262
                                                     -----------

                        See Notes to Financial Statements

Morgan Stanley Japan Fund
PORTFOLIO OF INVESTMENT - NOVEMBER 30, 2007 (UNAUDITED) continued


NUMBER OF
  SHARES                                                VALUE
----------------------------------------------------------------
           Railroads (2.8%)
      189  East Japan Railway Co. .................  $ 1,563,579
                                                     -----------
           Real Estate Development (0.9%)
   78,500  Airport Facilities Co., Ltd. ...........      529,660
                                                     -----------
           Recreational Products (2.7%)
   77,200  KOEI Co., Ltd. (c)......................    1,524,601
                                                     -----------
           Regional Banks (3.0%)
  258,000  Fukuoka Financial Group, Inc. ..........    1,696,181
                                                     -----------
           Restaurants (1.8%)
   49,300  Ichibanya Co., Ltd. (c).................    1,004,307
                                                     -----------
           Steel (4.4%)
   24,300  JFE Holdings, Inc. .....................    1,333,700
  191,000  Nippon Steel Corp. .....................    1,153,091
                                                     -----------
                                                       2,486,791
                                                     -----------
           Trucks/Construction/Farm Machinery
           (3.5%)
   56,000  Hitachi Construction Machinery Co.,
            Ltd. ..................................    2,016,346
                                                     -----------
           Wholesale Distributors (3.2%)
   62,000  Toyota Tsusho Corp. ....................    1,800,619
                                                     -----------
           Total Common Stocks
           (Cost $51,277,446)......................   55,642,368
                                                     -----------
           Preferred Stock (a) (0.7%)

           Beverages: Non-Alcoholic
   23,550  ITO EN LTD. (c)
           (Cost $399,842).........................      381,887
                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           Short-Term Investments (9.7%)

           Short-Term Debt Securities held as
           Collateral on Loaned Securities (9.7%)
 $    192  AIG Match Funding Corp., 4.67%, 12/17/07
            (b)....................................      191,890
      137  Alliance and Leister Plc., 4.69%,
            09/02/08 (b)...........................      137,063
       69  Bancaja, 5.35%, 08/12/08................       68,532
PRINCIPAL
AMOUNT IN
THOUSANDS                                               VALUE
----------------------------------------------------------------
       69  Bank of New York Co., Inc. 4.66%,
            08/08/08 (b)...........................       68,532
       69  BASF AG, 5.18%, 08/19/08 (b)............       68,527
      137  BNP Paribas Mtn., 4.90%, 05/19/08 (b)...      137,063
      274  CAM U.S. Finance SA Unipersonal, 5.24%,
            07/25/08 (b)...........................      274,127
      137  Canadian Imperial, 4.67, 07/28/08 (b)...      137,063
       69  CC USA Inc, 3.78%, 01/28/08 (b).........       68,502
      247  CIT Group Holdings, 5.23%, 06/18/08
            (b)....................................      246,714
      137  Credit Suisse First Boston, NY, 4.57%,
            03/14/08 (b)...........................      137,063
           First Tennessee Bank,
       69    4.70%, 08/15/08 (b)...................       68,532
      274    4.71%, 08/15/08 (b)...................      274,113
           Goldman Sachs Group, Inc.,
       69    4.72%, 09/12/08 (b)...................       68,532
      129    4.81%, 02/13/09 (b)...................      128,839
       69  HSBC Finance Corp., 4.69%, 08/05/08
            (b)....................................       68,532
      274  IBM Corporation, 4.70%, 09/08/08 (b)....      274,126
      137  Macquarie Group Ltd., 4.79%, 08/20/08
            (b)....................................      137,063
      137  Marshall & Ilsley Bank, 5.37%,
            12/17/07...............................      137,448
      206  Metropolitan Life Global Funding, 4.77%,
            08/21/08 (b)...........................      205,595
      274  National Rural Utilities Coop., Fin.,
            4.73%, 09/02/08 (b)....................      274,126
      159  Nationwide Building Society, 5.28%,
            07/28/08 (b)...........................      158,993
      274  National Bank Canada, 4.70%, 04/02/08
            (b)....................................      274,098
    1,336  Societe Generale New York Branch, 4.63%,
            12/03/07...............................    1,336,099

                        See Notes to Financial Statements

Morgan Stanley Japan Fund
PORTFOLIO OF INVESTMENT - NOVEMBER 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                               VALUE
----------------------------------------------------------------
 $    329  Societe Generale, N.Y., 4.80%, 12/31/07
            (b)....................................  $   328,943
       96  Unicredito Italiano Bank (IRE) Plc.,
            4.69%, 08/08/08 (b)....................       95,944
      151  Unicredito Italiano Bank (IRE) Plc.,
            4.67%, 08/14/08 (b)....................      150,773
                                                     -----------
           Total Short-Term Debt Securities held as
           Collateral on Loaned Securities
           (Cost $5,516,832).......................    5,516,832
                                                     -----------




Total Investments
(Cost $57,194,120) (d).....................  108.2%   61,541,087
Liabilities in Excess of Other Assets......  (8.2)    (4,652,204)
                                             -----   -----------
Net Assets.................................  100.0%  $56,888,883
                                             =====   ===========








--------------------------------------------------------------------
(a)  Securities with a total market value of $56,024,255 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees
(b)  Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on November 30, 2007.
(c)  All or portion of this security was on loan as of November 30,
     2007.
(d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
     unrealized appreciation is $7,049,126 and the aggregate gross unrealized depreciation is $2,702,159, resulting in net
     unrealized appreciation of $4,346,967.


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOVEMBER 30, 2007:


CONTRACTS        IN EXCHANGE    DELIVERY     UNREALIZED
TO DELIVER           FOR          DATE      DEPRECIATION
---------------------------------------------------------------
JPY 3,057,316      $27,515      12/04/07        $(249)
                                                ======



Currency Abbreviations:



JPY    Japanese Yen.




                        See Notes to Financial Statements

Morgan Stanley Japan Fund
SUMMARY OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED)


                                                                        PERCENT OF
                                                                          TOTAL
INDUSTRY                                                    VALUE      INVESTMENTS
----------------------------------------------------------------------------------
Electronic Components..................................  $ 6,599,498       10.7%
Electronic Equipment/Instruments.......................    6,416,443       10.4
Collateral on Loaned Securities........................    5,516,832        9.0
Pharmaceuticals: Other.................................    3,829,262        6.2
Computer Peripherals...................................    2,725,127        4.4
Steel..................................................    2,486,791        4.0
Beverages: Non-Alcoholic...............................    2,357,542        3.8
Information Technology Services........................    2,200,910        3.6
Chemicals: Specialty...................................    2,182,226        3.5
Major Banks............................................    2,167,288        3.5
Trucks/Construction/Farm Machinery.....................    2,016,346        3.3
Financial Conglomerates................................    1,957,276        3.2
Wholesale Distributors.................................    1,800,619        2.9
Electronics/Appliance Stores...........................    1,795,330        2.9
Regional Banks.........................................    1,696,181        2.8
Food: Specialty/Candy..................................    1,672,386        2.7
Railroads..............................................    1,563,579        2.5
Recreational Products..................................    1,524,601        2.5
Miscellaneous Commercial Services......................    1,513,548        2.5
Apparel/Footwear.......................................    1,471,189        2.4
Industrial Machinery...................................    1,265,987        2.1
Electronics/Appliances.................................    1,128,833        1.8
Restaurants............................................    1,004,307        1.6
Advertising/Marketing Services.........................      983,533        1.6
Apparel/Footwear Retail................................      808,143        1.3
Internet Retail........................................      647,545        1.1
Other Consumer Services................................      587,622        1.0
Containers/Packaging...................................      573,555        1.0
Real Estate Development................................      529,660        0.9
Movies/Entertainment...................................      518,928        0.8
                                                         -----------      -----
                                                         $61,541,087*     100.0%
                                                         ===========      =====




---------
 * Does not include an open forward foreign currency contract with an unrealized depreciation of $249.


                        See Notes to Financial Statements

Morgan Stanley Japan Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2007 (unaudited)


Assets:
Investments in securities, at value (cost $57,194,120)
  (including $5,516,832 of securities loaned)...................  $ 61,541,087
Unrealized appreciation on open forward foreign currency
  contract......................................................           249
Receivable for:
  Investments sold.............................................      1,010,017
  Dividends....................................................        176,627
  Shares of beneficial interest sold...........................         31,767
Prepaid expenses and other assets...............................        13,388
Receivable from Investment Adviser..............................       119,617
                                                                  ------------
  Total Assets.................................................     62,892,752
                                                                  ------------
Liabilities:
Collateral on securities loaned at value........................     5,516,832
Payable for:
  Shares of beneficial interest redeemed.......................        113,535
  Investments purchased........................................         83,865
  Investment advisory fee......................................         39,884
  Distribution fee.............................................         23,909
  Administration fee...........................................          3,668
  Transfer agent fee...........................................          1,908
Payable to bank.................................................       136,338
Accrued expenses and other payables.............................        83,930
                                                                  ------------
  Total Liabilities............................................      6,003,869
                                                                  ------------
  Net Assets...................................................   $ 56,888,883
                                                                  ============
Composition of Net Assets:
Paid-in-capital.................................................  $ 63,152,249
Net unrealized appreciation.....................................     4,341,965
Accumulated net investment loss.................................      (251,776)
Accumulated net realized loss...................................   (10,353,555)
                                                                  ------------
  Net Assets...................................................   $ 56,888,883
                                                                  ============
Class A Shares:
Net Assets......................................................   $30,713,954
Shares Outstanding (unlimited authorized, $.01 par value).......     3,122,088
  Net Asset Value Per Share....................................          $9.84
                                                                         =====
  Maximum Offering Price Per Share, (net asset value plus 5.54%
  of net asset value)...........................................        $10.39
                                                                        ======
Class B Shares:
Net Assets......................................................    $9,955,836
Shares Outstanding (unlimited authorized, $.01 par value).......     1,088,915
  Net Asset Value Per Share....................................          $9.14
                                                                         =====
Class C Shares:
Net Assets......................................................   $11,925,223
Shares Outstanding (unlimited authorized, $.01 par value).......     1,317,411
  Net Asset Value Per Share....................................          $9.05
                                                                         =====
Class D Shares:
Net Assets......................................................    $4,293,870
Shares Outstanding (unlimited authorized, $.01 par value).......       429,197
  Net Asset Value Per Share....................................         $10.00
                                                                        ======





                        See Notes to Financial Statements

Morgan Stanley Japan Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended November 30, 2007 (unaudited)


Net Investment Loss:
Income..........................................................
Dividends (net of $25,906 foreign withholding tax)..............  $   344,178
Income from securities loaned -- net............................       87,250
Dividends from affiliate........................................        6,022
                                                                  -----------
  Total Income.................................................       437,450
                                                                  -----------
Expenses
Investment advisory fee.........................................      276,096
Distribution fee (Class A shares)...............................       37,954
Distribution fee (Class B shares)...............................       58,179
Distribution fee (Class C shares)...............................       62,473
Transfer agent fees and expenses................................       58,583
Professional fees...............................................       34,314
Shareholder reports and notices.................................       26,630
Registration fees...............................................       25,479
Administration fee..............................................       25,388
Custodian fees..................................................        9,812
Trustees' fees and expenses.....................................          489
Other...........................................................       32,276
                                                                  -----------
  Total Expenses...............................................       647,673
                                                                  -----------
Less: amounts waived/reimbursed.................................         (119)
Less: expense offset............................................         (381)
  Net Expenses.................................................       647,173
                                                                  -----------
  Net Investment Loss..........................................      (209,723)
                                                                  -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments.....................................................    2,611,128
Foreign exchange transactions...................................      (55,424)
                                                                  -----------
  Net Realized Gain............................................     2,555,704
                                                                  -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.....................................................   (2,395,064)
Translation of other assets and liabilities denominated in
  foreign currencies............................................        4,951
                                                                  -----------
  Net Change in Unrealized Appreciation/Depreciation...........    (2,390,113)
                                                                  -----------
  Net Gain.....................................................       165,591
                                                                  -----------
Net Decrease....................................................  $   (44,132)
                                                                  ===========





                        See Notes to Financial Statements

Morgan Stanley Japan Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                        FOR THE SIX      FOR THE YEAR
                                                        MONTHS ENDED         ENDED
                                                     NOVEMBER 30, 2007   MAY 31, 2007
                                                     -----------------   ------------
                                                        (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss................................     $   (209,723)     $  (605,232)
Net realized gain..................................        2,555,704        4,038,563
Net change in unrealized
  appreciation/depreciation........................       (2,390,113)      (3,834,228)
                                                        ------------      -----------
  Net Decrease....................................           (44,132)        (400,897)
Net decrease from transactions in shares of
  beneficial interest..............................      (13,611,405)      (8,557,117)
                                                        ------------      -----------
  Net Decrease....................................       (13,655,537)      (8,958,014)
Net Assets:
Beginning of period................................       70,544,420       79,502,434
                                                        ------------      -----------
End of Period
(Including accumulated net investment losses of
$251,776 and $42,053, respectively)................     $ 56,888,883      $70,544,420
                                                        ============      ===========





                        See Notes to Financial Statements

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Japan Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 22, 1996 and commenced operations on April 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Asset & Investment Trust Management Co., Limited, (the "Sub-Adviser") an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued


established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued


changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Securities Lending -- The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at November 30, 2007 were $5,194,291 and $5,516,832, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of November 30, 2007, this did not result in an impact to the Fund's financial statements.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub-Advisory Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.87% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser invests the Fund's assets including the placing of orders for purchase and sales of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $134,198 for the six months ended November 30, 2007.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividends and/or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C shares.

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $20,088,651 at November 30, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $14,413 and $1,580, respectively and received $23,427 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. For the six months ended November 30, 2007, advisory fees paid were reduced by $119 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $6,022 for the six months ended November 30, 2007. During the six months ended November 30, 2007, cost of purchases and sales of investments

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

in Morgan Stanley Institutional Liquidity Money Market
Portfolio -- Institutional Class aggregated $3,839,853 and $3,839,853 respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2007 aggregated $4,231,720 and $17,874,278 respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser, is the Fund's transfer agent.

At November 30, 2007, Morgan Stanley Multi-Asset Class Funds, an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser, held 273,706 Class D shares of beneficial interest of the Fund.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                 FOR THE SIX
                                                 MONTHS ENDED                FOR THE YEAR
                                              NOVEMBER 30, 2007                 ENDED
                                          -------------------------          MAY 31, 2007
                                                 (unaudited)          -------------------------
                                            SHARES        AMOUNT        SHARES        AMOUNT
                                          ----------   ------------   ----------   ------------
CLASS A SHARES
Sold....................................     324,336   $  3,148,147      301,530   $  2,941,641
Conversion from Class B.................     170,457      1,639,346      397,099      3,737,062
Redeemed................................    (600,475)    (5,712,849)    (904,559)    (8,516,777)
                                          ----------   ------------   ----------   ------------
Net decrease -- Class A.................    (105,682)      (925,356)    (205,930)    (1,838,074)
                                          ----------   ------------   ----------   ------------
CLASS B SHARES
Sold....................................      43,553        411,177      289,656      2,559,385
Conversion to Class A...................    (183,031)    (1,639,346)    (423,354)    (3,737,062)
Redeemed................................    (287,900)    (2,545,300)  (1,019,391)    (8,915,772)
                                          ----------   ------------   ----------   ------------
Net decrease -- Class B.................    (427,378)    (3,773,469)  (1,153,089)   (10,093,449)
                                          ----------   ------------   ----------   ------------
CLASS C SHARES
Sold....................................      96,373        888,192      289,977      2,542,292
Redeemed................................    (255,833)    (2,238,082)    (448,468)    (3,886,804)
                                          ----------   ------------   ----------   ------------
Net decrease -- Class C.................    (159,460)    (1,349,890)    (158,491)    (1,344,512)
                                          ----------   ------------   ----------   ------------
CLASS D SHARES
Sold....................................     200,104      1,907,134      899,724      8,770,856
Redeemed................................  (1,003,733)    (9,469,824)    (428,092)    (4,051,938)
                                          ----------   ------------   ----------   ------------
Net increase (decrease) -- Class D......    (803,629)    (7,562,690)     471,632      4,718,918
                                          ----------   ------------   ----------   ------------
Net decrease in Fund....................  (1,496,149)  $(13,611,405)  (1,045,878)  $ (8,557,117)
                                          ==========   ============   ==========   ============



6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2007, the Fund had net capital loss carryforward of $12,889,899 of which $5,950,252 will expire on May 31, 2011, $5,610,998 will expire on May 31, 2012 and $1,328,649 will expire on May 31, 2013 to offset future capital gains to the extent provided by regulations.

As of May 31, 2007 the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

9. Accounting Pronouncement
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Japan Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                FOR THE YEAR ENDED MAY 31,
                                                  MONTHS ENDED     ---------------------------------------------
                                               NOVEMBER 30, 2007     2007      2006      2005     2004     2003
                                               -----------------   -------   -------   -------   ------   ------
                                                  (unaudited)

Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.........         $9.72          $9.64     $7.26     $7.08    $4.95    $6.38
                                                      -----          -----     -----     -----    -----    -----

Income (loss) from investment operations:
  Net investment loss++.....................          (0.02)         (0.05)    (0.04)    (0.04)   (0.05)   (0.03)
  Net realized and unrealized gain (loss)...           0.14           0.13      2.42      0.22     2.18    (1.40)
                                                       ----           ----      ----      ----     ----    ------

Total income (loss) from investment
operations..................................           0.12           0.08      2.38      0.18     2.13    (1.43)
                                                       ----           ----      ----      ----     ----    ------

Net asset value, end of period...............         $9.84          $9.72     $9.64     $7.26    $7.08    $4.95
                                                      =====          =====     =====     =====    =====    =====

Total Return+................................          1.23 %(2)      0.83 %   32.78 %    2.54 %  43.03 % (22.41)%

Ratios to Average Net Assets(1):
Total expenses (before expense offset).......          1.79 %(3)(4)   1.82 %(4) 1.85 %    1.77 %   1.80 %   2.00 %

Net investment loss..........................         (0.41)%(3)(4)  (0.55)%(4)(0.48)%   (0.62)%  (0.70)%  (0.93)%

Supplemental Data:
Net assets, end of period, in thousands......       $30,714        $31,367   $33,084   $25,206   $3,839   $4,493

Portfolio turnover rate......................             7 %(2)        23 %     110 %       4 %     33 %     95 %



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)  Not annualized.
(3)  Annualized.
(4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.




                        See Notes to Financial Statements

Morgan Stanley Japan Fund
FINANCIAL HIGHLIGHTS continued




                                                  FOR THE SIX                 FOR THE YEAR ENDED MAY 31,
                                                  MONTHS ENDED     -----------------------------------------------
                                               NOVEMBER 30, 2007     2007      2006      2005      2004      2003
                                               -----------------   -------   -------   -------   -------   -------
                                                  (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period.........         $9.07          $9.09     $6.90     $6.78     $4.79     $6.21
                                                      -----          -----     -----     -----     -----     -----

Income (loss) from investment operations:
  Net investment loss++.....................          (0.05)         (0.12)    (0.11)    (0.09)    (0.09)    (0.09)
  Net realized and unrealized gain (loss)...           0.12           0.10      2.30      0.21      2.08     (1.33)
                                                       ----           ----      ----      ----      ----     ------

Total income (loss) from investment
operations..................................           0.07          (0.02)     2.19      0.12      1.99     (1.42)
                                                       ----          ------     ----      ----      ----     ------

Net asset value, end of period...............         $9.14          $9.07     $9.09     $6.90     $6.78     $4.79
                                                      =====          =====     =====     =====     =====     =====

Total Return+................................          0.77 %(2)     (0.22)%   31.74 %    1.77 %   41.54 %  (22.87)%

Ratios to Average Net Assets(1):
Total expenses (before expense offset).......          2.54 %(3)(4)   2.58 %(4) 2.61 %(4) 2.53 %    2.56 %    2.76 %

Net investment loss..........................         (1.16)%(3)(4)  (1.31)%(4)(1.24)%(4)(1.37)%   (1.46)%   (1.69)%

Supplemental Data:
Net assets, end of period, in thousands......        $9,956        $13,750   $24,259   $23,458   $56,197   $37,160

Portfolio turnover rate......................             7 %(2)        23 %     110 %       4 %      33 %      95 %



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)  Not annualized.
(3)  Annualized.
(4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.




                        See Notes to Financial Statements

Morgan Stanley Japan Fund
FINANCIAL HIGHLIGHTS continued




                                                  FOR THE SIX                FOR THE YEAR ENDED MAY 31,
                                                  MONTHS ENDED     ----------------------------------------------
                                               NOVEMBER 30, 2007     2007      2006      2005      2004     2003
                                               -----------------   -------   -------   -------   -------   ------
                                                  (unaudited)


Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.........         $8.98          $8.99     $6.82     $6.70     $4.73    $6.14
                                                      -----          -----     -----     -----     -----    -----

Income (loss) from investment operations:
  Net investment loss++.....................          (0.05)         (0.11)    (0.09)    (0.09)    (0.09)   (0.08)
  Net realized and unrealized gain (loss)...           0.12           0.10      2.26      0.21      2.06    (1.33)
                                                       ----           ----      ----      ----      ----    ------

Total income (loss) from investment
operations..................................           0.07          (0.01)     2.17      0.12      1.97    (1.41)
                                                       ----          ------     ----      ----      ----    ------

Net asset value, end of period...............         $9.05          $8.98     $8.99     $6.82     $6.70    $4.73
                                                      =====          =====     =====     =====     =====    =====

Total Return+................................          0.78 %(2)     (0.11)%   31.82 %    1.79 %   41.65 % (22.96)%

Ratios to Average Net Assets(1):
Total expenses (before expense offset).......          2.54 %(3)(4)   2.53 %(4) 2.47 %(4) 2.53 %    2.56 %   2.76 %

Net investment loss..........................         (1.16)%(3)(4)  (1.26)%(4)(1.10)%(4)(1.37)%   (1.46)%  (1.69)%

Supplemental Data:
Net assets, end of period, in thousands......       $11,925        $13,259   $14,706   $14,335   $11,638   $6,109

Portfolio turnover rate......................             7 %(2)        23 %     110 %       4 %      33 %     95 %



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)  Not annualized.
(3)  Annualized.
(4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.




                        See Notes to Financial Statements

Morgan Stanley Japan Fund
FINANCIAL HIGHLIGHTS continued




                                                     FOR THE SIX                  FOR THE YEAR ENDED MAY 31,
                                                     MONTHS ENDED     -------------------------------------------------
                                                  NOVEMBER 30, 2007     2007       2006       2005      2004      2003
                                                  -----------------   -------     ------     ------   -------   -------
                                                     (unaudited)

Class D Shares
Selected Per Share Data:

Net asset value, beginning of period............         $9.87          $9.79      $7.36      $7.16     $5.01     $6.43
                                                         -----          -----      -----      -----     -----     -----

Income (loss) from investment operations:
  Net investment loss++........................          (0.02)         (0.02)     (0.01)     (0.05)    (0.03)    (0.04)
  Net realized and unrealized gain (loss)......           0.15           0.10       2.44       0.25      2.18     (1.38)
                                                          ----           ----       ----       ----      ----     ------

Total income (loss) from investment operations..          0.13           0.08       2.43       0.20      2.15     (1.42)
                                                          ----           ----       ----       ----      ----     ------

Net asset value, end of period..................        $10.00          $9.87      $9.79      $7.36     $7.16     $5.01
                                                        ======          =====      =====      =====     =====     =====

Total Return+...................................          1.32 %(2)      0.82 %    33.02 %     2.79 %   42.91 %  (22.08)%

Ratios to Average Net Assets(1):
Total expenses (before expense offset)..........          1.54 %(3)(4)   1.58 %(4)  1.61 %(4)  1.53 %    1.56 %    1.76 %

Net investment loss.............................         (0.16)%(3)(4)  (0.31)%(4) (0.24)%(4) (0.37)%   (0.46)%   (0.69)%

Supplemental Data:
Net assets, end of period, in thousands.........        $4,294        $12,169     $7,453     $4,235   $23,353   $11,797

Portfolio turnover rate.........................             7 %(2)        23 %      110 %        4 %      33 %      95 %



----------

 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)  Not annualized.
(3)  Annualized.
(4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.




                        See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board
Ronald E. Robison
President and Principal Executive Officer
J. David Germany
Vice President
Dennis F. Shea
Vice President
Amy R. Doberman
Vice President
Carsten Otto
Chief Compliance Officer
Stefanie V. Chang Yu
Vice President
Francis J. Smith
Treasurer and Chief Financial Officer
Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

SUB-ADVISER

Morgan Stanley Asset & Investment Trust Management Co., Limited
Yebisu Garden Place Tower, 20-3
Ebisu 4 chome, Shibuya-ku
Tokyo, Japan 150-6009

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.
This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.
Morgan Stanley Distributors Inc., member FINRA


(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Japan Fund



Semiannual Report
November 30, 2007

[MORGAN STANLEY LOGO]



JPNSAN
IU08-00239P-Y11/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Japan Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 17, 2008


                                        3